                                                               File No.: 28-6824
                                                               -----------------

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                              Washington D.C. 20549
                   Report for the Quarter Ended March 31, 1999
--------------------------------------------------------------------------------

                       If amended report check here: /__ /

Name of Institutional Investment Manager:
Forstmann-Leff International Inc.
--------------------------------------------------------------------------------
Business Address:
One World Financial Center, Tower A    New York         New York         10281
--------------------------------------------------------------------------------
Street                                   City             State           Zip

Name, Phone No. and Title of Person Duly Authorized to Submit This Report:
Philip Silverman, Assistant Secretary (212) 693-7000
----------------------------------------------------
ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff (a).
---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct, and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York as of the 11th day of May, 1999.

                                      Forstmann-Leff International Inc.
                                      ------------------------------
                                      (Name of Institutional Investment Manager)

                                      /S/ Philip Silverman
                                      --------------------

                                Page 1 of 4 pages

Name and 13F file numbers of ALL Institutional Investment Mangers with respect to which this schedule is filed (other than one filing this report). (List in alphabetical order).

         13F file Numbers will be assigned to the Institutional Investment Managers after they file their first report.

Name:                                                               13F File No.
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1.                                                                    28-6824
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                                Page 2 of 4 pages

                                    Form 13F
                        Forstmann-Leff International Inc.
                          Quarter Ending March 31, 1999

                    Item 1                      Item 2     Item 3        Item 4         Item 5               Item 6
                    ------                      ------     ------        ------         ------               ------
                                                Title                    Fair          Shares or       Investment Discretion
                Name of Issuer                   of                      Market        Principal     --------------------------
                                                Class      CUSIP         Value          Amount       Sole      Shared     Other
                                                                                                      (A)        (B)       (C)
-------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                        COMMON    G0070K103     57458602.5    1842360      1842360
Actel Corp.                                     COMMON    004934105      951024.44      57857        57857
Advo Inc.                                       COMMON    007585102     1218792.56      63109        63109
Axys Pharmaceuticals Inc.                       COMMON    054635107       45719.12      10918        10918
Cabletron Systems, Inc.                         COMMON    126920107      109548.75      13380        13380
Caribiner International Inc.                    COMMON    141888107         105923      11608        11608
Chelsea GCA Realty Inc.                         COMMON    163262108       224003.5       8036         8036
Creative Biomolecules Inc.                      COMMON    225270107       61262.75      26492        26492
Credence Systems Corporation                    COMMON    225302108      487488.75      22740        22740
Cubist Pharmaceuticals Inc.                     COMMON    229678107       43659.37      13971        13971
Encad Inc.                                      COMMON    292503109       145189.5      27012        27012
Equity Office Properties Trust                  COMMON    294741103       12429284     489824       489824
First Data Corp.                                COMMON    319963104        1489752      34848        34848
Health Managment Assoc. Inc. (Class A)          COMMON    421933102     1181773.12      96966        96966
HealthPlan Services Corp.                       COMMON    421959107      104793.37      14838        14838
Industrie-Matematik International Corp.         COMMON    455792101       23578.75      11608        11608
Intermedia Communications Inc.                  COMMON    458801107     1105416.75      41518        41518
Intuit Inc.                                     COMMON    461202103     2584551.75      25401        25401
Lennar Corp.                                    COMMON    526057104      324661.25      14510        14510
MBIA, Inc.                                      COMMON    55262C100        1034430      17835        17835
Mattel, Inc.                                    COMMON    577081102      818249.25      32812        32812
Mellon Bank Corp.                               COMMON    585509102    13257383.25     188382       188382
Newfield Exploration Co.                        COMMON    651290108      649292.25      28698        28698
Nexstar Pharmaceutical Inc.                     COMMON    65333B106     1558318.12      91330        91330
ObjectShare, Inc.                               COMMON    674426101        6743.62      17983        17983
Presley Companies                               COMMON    741030100      141887.5      227020       227020
Quest Education Corp.                           COMMON    74835F102      233508.75      25590        25590
Qwest Communications Inc.                       COMMON    749121109     8264322.84     114633       114633
Renaissancere Holdings Limited                  COMMON    G7496G103      202777.25       5804         5804
Santa Cruz Operation Inc.                       COMMON    801833104       218413.5      40168        40168
Transkaryotic Therapies Inc.                    COMMON    893735100      227806.25       7175         7175
United States Filter                            COMMON    911843209      422533.12      13797        13797
Veritas Software Corp.                          COMMON    923436109     5652540.37      70000        70000
Viasoft. Inc.                                   COMMON    92552U102      197117.25      47786        47786
Xomed Surgical Products, Inc.                   COMMON    98412V107      815575.75      20779        20779

                    Item 1                        Item 7                   Item 8
                    ------                        ------                   ------
                                                 Managers              Voting Authority
                Name of Issuer                  ------------------------------------------
                                                                   Sole    Shared     None
                                                                   (A)       (B)       (C)
------------------------------------------------------------------------------------------
Ace Ltd.                                                        1842360
Actel Corp.                                                       57857
Advo Inc.                                                         63109
Axys Pharmaceuticals Inc.                                         10918
Cabletron Systems, Inc.                                           13380
Caribiner International Inc.                                      11608
Chelsea GCA Realty Inc.                                            8036
Creative Biomolecules Inc.                                        26492
Credence Systems Corporation                                      22740
Cubist Pharmaceuticals Inc.                                       13971
Encad Inc.                                                        27012
Equity Office Properties Trust                                   489824
First Data Corp.                                                  34848
Health Managment Assoc. Inc. (Class A)                            96966
HealthPlan Services Corp.                                         14838
Industrie-Matematik International Corp.                           11608
Intermedia Communications Inc.                                    41518
Intuit Inc.                                                       25401
Lennar Corp.                                                      14510
MBIA, Inc.                                                        17835
Mattel, Inc.                                                      32812
Mellon Bank Corp.                                                188382
Newfield Exploration Co.                                          28698
Nexstar Pharmaceutical Inc.                                       91330
ObjectShare, Inc.                                                 17983
Presley Companies                                                227020
Quest Education Corp.                                             25590
Qwest Communications Inc.                                        114633
Renaissancere Holdings Limited                                     5804
Santa Cruz Operation Inc.                                         40168
Transkaryotic Therapies Inc.                                       7175
United States Filter                                              13797
Veritas Software Corp.                                            70000
Viasoft. Inc.                                                     47786
Xomed Surgical Products, Inc.                                     20779

                                Page 3 of 4 pages
                                    Form 13F
                        Forstmann-Leff International Inc.
                          Quarter Ending March 31, 1999

                    Item 1                      Item 2     Item 3        Item 4         Item 5               Item 6
                    ------                      ------     ------        ------         ------               ------
                                                Title                    Fair          Shares or       Investment Discretion
                Name of Issuer                   of                      Market        Principal     --------------------------
                                                Class      CUSIP         Value          Amount       Sole      Shared     Other
                                                                                                      (A)        (B)       (C)
-------------------------------------------------------------------------------------------------------------------------------
Zitel Corp.                                     COMMON    989913108       32957.75      14252        14252
                                                                       ------------   -------    ------------------------------
GRAND TOTAL                                                            113828882.1    3791040      3791040         0         0
                                                                       ============   =======    ==============================
                    Item 1                        Item 7                   Item 8
                    ------                        ------                   ------
                                                 Managers              Voting Authority
                Name of Issuer                  ------------------------------------------
                                                                 Sole     Shared      None
                                                                 (A)       (B)        (C)
------------------------------------------------------------------------------------------
Zitel Corp.                                                     14252
                                                 ----------------------------------------
GRAND TOTAL                                         0         3791040       0           0
                                                 ========================================

                                Page 4 of 4 pages